Disposal of Subsidiary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disposal of subsidiary [Line Items]
Disposed amount	$ 1
Gain from disposal	25,098
Subsidiary Issuer [Member]
Disposal of subsidiary [Line Items]
Gain from disposal	$ 25,000